Sep. 28, 2015

BLACKROCK SERIES, INC.

BlackRock Small Cap Growth Fund II

(the “Fund”)

Supplement dated June 17, 2016

to the Prospectus of the Fund, dated September 28, 2015

Effective June 15, 2016, the Fund’s administrator, BlackRock (as defined below) has contractually agreed to waive a portion of its administration fee. Accordingly, effective June 15, 2016, the Fund’s Prospectus is amended as follows:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Small Cap Growth Fund II — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 19 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-61 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	[1]	1.00%	[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares		Investor C Shares		Institutional Shares	Class R Shares
Management Fee[3]	0.70%		0.70%		0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None	0.50%
Other Expenses	0.57%		0.75%		0.60%	0.69%
Administration Fee[4]	0.20%		0.20%		0.20%	0.20%
Miscellaneous Other Expenses	0.37%		0.55%		0.40%	0.49%
Total Annual Fund Operating Expenses	1.52%		2.45%		1.30%	1.89%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.30)%		(0.30)%		(0.30)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4]	1.22%		2.15%		1.00%	1.59%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of BlackRock Master Small Cap Growth Portfolio (the “Master Portfolio”) of BlackRock Master LLC (the “Master LLC”). Management fees are paid by the Master Portfolio. BlackRock has contractually agreed to waive 0.16% of the management fee payable by the Master Portfolio until October 1, 2016. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]	BlackRock, as the administrator, has contractually agreed to waive 0.14% of the administration fee payable by the Fund through September 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$643	$952	$1,284	$2,218
Investor C Shares	$318	$735	$1,279	$2,764
Institutional Shares	$102	$382	$684	$1,541
Class R Shares	$162	$565	$993	$2,187

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$218	$735	$1,279	$2,764

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 140% of the average value of its portfolio.